EARNINGS PER LIMITED PARTNER UNIT AND DISTRIBUTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of reconciliation of net loss attributable to limited partners and limited partner units used in basic and diluted earnings per unit calculations
The following is a reconciliation of the net loss attributable to our limited partners and our limited partner units and the basic and diluted earnings per unit calculations for the three months ended March 31, 2015 and 2014 (in thousands, except unit and per unit data):

	Three Months Ended March 31,
	2015	2014
Net loss	$(13,905)	$(1,289)
Series A Preferred Unit fair value adjustment (1)	—	33
Series A Preferred Unit in-kind distribution	—	(534)
General partner Unit in-kind distribution	(76)	—
Net loss attributable to Holdings	(3,154)	—
Net loss attributable to partners	$(10,827)	$(1,790)

General partner's interest (2)	(239)	(26)
Class B Convertible limited partner interest (2)	(3,119)	—
Limited partners' interest (2)
Common	(4,936)	(1,045)
Subordinated	(2,533)	(719)

(1) The valuation adjustment to maximum redemption value of the Series A Preferred Unit in-kind distribution decreased the net loss attributable to partners for the three months ended March 31, 2014.
(2) General Partner's and limited partners’ interests are calculated based on the allocation of net losses for the period, net of the allocation of Series A Preferred Unit in-kind distributions, Series A Preferred Unit fair value adjustments and General Partner unit in-kind distributions. The Class B Convertible Unit interest is calculated based on the allocation of only net losses for the period.

	Three Months Ended March 31,
Common Units	2015	2014
Interest in net loss	$(4,936)	$(1,045)
Effect of dilutive units - numerator (1)	—	—
Dilutive interest in net loss	$(4,936)	$(1,045)

Weighted-average units - basic	23,800,943	18,285,220
Effect of dilutive units - denominator (1)	—	—
Weighted-average units - dilutive	23,800,943	18,285,220

Basic and diluted net loss per common unit	$(0.21)	$(0.06)

	Three Months Ended March 31,
Subordinated Units	2015	2014
Interest in net loss	$(2,533)	$(719)
Effect of dilutive units - numerator (1)	—	—
Dilutive interest in net loss	$(2,533)	$(719)

Weighted-average units - basic	12,213,713	12,213,713
Effect of dilutive units - denominator (1)	—	—
Weighted-average units - dilutive	12,213,713	12,213,713

Basic and diluted net loss per subordinated unit	$(0.21)	$(0.06)

(1) Because we had a net loss for all periods for common units and the subordinated units, the effect of the dilutive units would be anti-dilutive to the per unit calculation. Therefore, the weighted average units outstanding are the same for basic and dilutive net loss per unit for those periods. The weighted average units that were not included in the computation of diluted per unit amounts were2,081 and 140,100 for the three months ended March 31, 2015 and 2014, respectively.

The following is a reconciliation of net loss attributable to limited partners and the limited partner units used in the basic and diluted earnings per unit calculations for the years ended December 31, 2014, 2013 and 2012 (in thousands, except per unit data):

	Year Ended December 31, 2014 (1)	Year Ended December 31, 2013	Year Ended December 31, 2012
Net loss	$(37,731)	$(15,970)	$(4,488)
Series A Preferred Unit fair value adjustment(2)	(4,596)	(37)	—
Series A Preferred Unit in-kind distribution	(534)	(1,633)	—
General partner Unit in-kind distribution	(207)	—	—
Net loss from January 1, 2012 through November 6, 2012	—	—	260
Net loss attributable to Holdings	(6,409)	—	—
Net loss attributable to partners	$(36,659)	$(17,640)	$(4,228)
General partner's interest(3)	(693)	(319)	—
Limited partners' Class B Convertible interest(3)	(7,436)	—	—
Limited partners' interest(2)
Common	(20,175)	(8,683)	(2,072)
Subordinated	(8,355)	(8,638)	(2,071)
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(1) We calculate historical earnings per unit with retrospective earnings or losses of a transferred business before the date of the 2015 Holdings acquisition allocated entirely to the General Partner. The previously reported earnings per unit of the limited partners did not change as a result of the 2015 Holdings acquisition.
(2) The valuation adjustment to maximum redemption value of the Series A Preferred Unit in-kind distribution increased the net loss attributable to partners for the years ended December 31, 2014 and 2013 in the calculation of earnings per unit (See Note 11).
(3) General Partner's and limited partners’ interests are calculated based on the allocation of net losses for the period, net of the allocation of Series A Preferred Unit in-kind distributions, Series A Preferred Unit fair value adjustments and General Partner unit in-kind distributions. The Class B Convertible Unit interest is calculated based on the allocation of only net losses for the period.

Common Units	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Interest in net loss	$(20,175)	$(8,683)	$(2,072)
Effect of dilutive units - numerator(1)	—	—	—
Dilutive interest in net loss	$(20,175)	$(8,683)	$(2,072)

Weighted-average units - basic	21,641,635	12,224,997	12,213,713
Effect of dilutive units - denominator(1)	—	—	—
Weighted-average units - dilutive	21,641,635	12,224,997	12,213,713

Basic and diluted net loss per common unit	$(0.93)	$(0.71)	$(0.17)

Subordinated Units	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Interest in net loss	$(8,355)	$(8,638)	$(2,071)
Effect of dilutive units - numerator(1)	—	—	—
Dilutive interest in net loss	$(8,355)	$(8,638)	$(2,071)

Weighted-average units - basic	12,213,713	12,213,713	12,213,713
Effect of dilutive units - denominator(1)	—	—	—
Weighted-average units - dilutive	12,213,713	12,213,713	12,213,713

Basic and diluted net loss per subordinated unit	$(0.68)	$(0.71)	$(0.17)
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(1)Because we had a net loss for all periods for common units and the subordinated units, the effect of the dilutive units would be anti-dilutive to the per unit calculation. Therefore, the weighted average units outstanding are the same for basic and dilutive net loss per unit for those periods. The weighted average units that were not included in the computation of diluted per unit amounts were 184,417 and 10,092 and unvested awards granted under our LTIP for the year ended December 31, 2014 and 2013, respectively, and 1,213,257 Series A Preferred Units for the year ended December 31, 2013.

Distributions Made to Limited Partners and General Partner
The following table represents our distribution declared for the quarter ended December 31, 2014 and distributions paid for the previous periods (in thousands, except per unit data):

				Distributions
	Attributable to the	Per Unit		Limited Partners
Payment Date	Quarter Ended	Distribution		Common	Subordinated		General Partner	Total
2014
February 13, 2015	December 31, 2014	$0.40	(1)	$9,520	$3,432	(3)	$416	$13,368
November 14, 2014	September 30, 2014	0.40	(1)	9,520	—		413	9,933
August 14, 2014	June 30, 2014	0.40		9,399	4,886		290	14,575
May 15, 2014	March 31, 2014	0.40		8,586	4,886		290	13,762
2013
February 14, 2014	December 31, 2013	0.40		8,581	4,885		289	13,755
November 14, 2013	September 30, 2013	0.40		4,888	4,885		214	9,987
August 14, 2013	June 30, 2013	0.40		4,890	4,886		210	9,986
May 15, 2013	March 31, 2013	0.40		4,888	4,886		199	9,973
2012
February 14, 2013	December 31, 2012	0.24	(2)	2,931	2,931		120	5,982
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(1) The common unit distribution in the table above includes the distribution payment to the Series A Preferred unitholders for their Series A Preferred Units converted into common units or to the units that vested as part of our LTIP (as defined below) as a result of the Holdings Transaction (See Notes 1, 11 and 14).
(2) Per unit distribution of $0.24 corresponds to the minimum quarterly distribution of $0.40 per unit, or $1.60 on an annualized basis, pro-rated for the portion of the quarter following the closing of our IPO on November 7, 2012.
(3) Holdings waived the requirement that any distribution owed to it for the fourth quarter be paid within 45 days of the end of the quarter. We expect to pay a distribution of $0.28 on 12,213,713 of our Subordinated Units in conjunction with the filing of this Form 10-K.

Schedule of Paid In-Kind Distributions
The following table represents the PIK distribution earned on the Class B Convertible Units for periods after August 4, 2014 and ended December 31, 2014 (in thousands, except per unit and in-kind distribution units):

Payment Date	Attributable to the Quarter Ended	Per Unit Distribution	In-Kind Class B Convertible Unit Distributions to Class B Convertible Holders	In-Kind Class B Convertible Distributions Value(1)	In-Kind Unit Distribution to General Partner	In-Kind General Partner Distribution Value(1)
2014
February 13, 2015	December 31, 2014	$0.3257	260,558	$4,143	5,318	$85
November 14, 2014	September 30, 2014	$0.3257	256,078	$5,467	5,226	$112
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(1) The fair value was calculated as required, based on the common unit price at the quarter end date for the period attributable to the distribution, multiplied by the number of units distributed.
The following table represents the paid in-kind (“PIK”) distribution from the date of our IPO through August 4, 2014, the date on which all outstanding Series A Preferred Units were converted to common units (in thousands, except per unit and in-kind distribution units):

Payment Date	Attributable to the Quarter Ended(1)	Per Unit Distribution		In-Kind Series A Preferred Unit Distributions to Series A Preferred Holders	In-Kind Series A Preferred Distributions Fair Value(2)	In-Kind Unit Distribution to General Partner	In-Kind General Partner Distribution Value(2)
2014
May 15, 2014	March 31, 2014	$0.40		31,513	$534	643	$11
2013
February 14, 2014	December 31, 2013	$0.40		30,971	$558	632	$11
November 14, 2013	September 30, 2013	0.40		30,439	511	621	10
August 14, 2013	June 30, 2013	0.35	(3)	22,276	512	454	10
August 14, 2013	June 30, 2013	0.20	(4)	2,199	51	45	1
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(1) As a result of the conversion, the Series A Preferred Unit holders (and the corresponding General Partner units) did not receive a PIK distribution for the quarters ended June 30, 2014 or September 30, 2014, but received a cash distribution on the converted common units.
(2) The fair value was calculated as required, based on the common unit price at the quarter end date for the period attributable to the distribution, multiplied by the number of units distributed.
(3) Per unit distribution of $0.35 corresponds to the minimum quarterly distribution of $0.40 per unit, or $1.60 on an annualized basis, pro-rated for the portion of the quarter following the issuance of 1,466,325 Series A Preferred Units and 29,925 general partner units on April 12, 2013.
(4) Per unit distribution of $0.20 corresponds to the minimum quarterly distribution of $0.40 per unit, or $1.60 on an annualized basis, pro-rated for the portion of the quarter following the issuance of 248,675 Series A Preferred Units and 5,075 general partner units on May 15, 2013.

Distributions Made to Limited Partner, by Distribution [Table Text Block]
The following table represents the paid in-kind (“PIK”) distribution declared in 2014 through August 4, 2014, the date on which all outstanding Series A Preferred Units were converted to common units (in thousands, except per unit and in-kind distribution units):

Payment Date	Attributable to the Quarter Ended(1)	Per Unit Distribution	In-Kind Series A Preferred Unit Distributions to Series A Preferred Holders	In-Kind Series A Preferred Distributions Value(2)	In-Kind Unit Distribution to General Partner	In-Kind General Partner Distribution Value(2)
2014
May 15, 2014	March 31, 2014	$0.40	31,513	$534	643	$11

(1) As a result of the conversion, the Series A Preferred Unit holders (and the corresponding General Partner units) ceased receiving PIK distributions effective with the quarter ended June 30, 2014, but received a cash distribution on the converted common units.
(2) The fair value was calculated as required, based on the common unit price at the quarter end date for the period attributable to the distribution, multiplied by the number of units distributed.